Dividends (Details)			6 Months Ended
	Jan. 07, 2022 GBP (£)	Jan. 07, 2022 USD ($) $ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Dividends
Dividends paid			£ 10,669,000	$ 14,669,000	£ 10,718,000	£ 0
Dividends paid per share				$ 0.09
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 10,893,000	$ 14,670,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.09